Average Annual Total Returns{- Fidelity Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Fund AMCIZ Pro-02 - Fidelity Emerging Markets Fund	Fidelity Emerging Markets Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Emerging Markets Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Emerging Markets Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Emerging Markets Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Emerging Markets Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Emerging Markets Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Emerging Markets Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Emerging Markets Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Emerging Markets Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	32.54%	17.23%	6.64%	32.23%	17.07%	6.58%	19.69%	14.06%	5.46%	18.32%	12.84%	3.67%